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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                     Pioneer Independence Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Independence Fund

 Schedule of Investments 3/31/2012 (unaudited)

 Principal Amount ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.4%

 Transportation - 0.4%

 Marine - 0.4%

 4,300,000

 NR/NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 3,655,000

 Total Transportation

 $

 3,655,000

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $4,117,125)

 $

 3,655,000

 Shares

 COMMON STOCKS - 95.6%

 Energy - 8.9%

 Oil & Gas Drilling - 1.3%

 218,919

 Ensco Plc (A.D.R.)

 $

 11,587,383

 Oil & Gas Equipment & Services - 1.4%

 151,960

 National Oilwell Varco, Inc.

 $

 12,076,261

 Oil & Gas Exploration & Production - 6.2%

 162,500

 Anadarko Petroleum Corp.

 $

 12,730,250

 221,700

 Cabot Oil & Gas Corp.

 6,910,389

 85,000

 EQT Corp.

 4,097,850

 325,700

 Range Resources Corp.

 18,936,198

 369,200

 Southwestern Energy Co. *

 11,297,520

 $

 53,972,207

 Total Energy

 $

 77,635,851

 Materials - 3.5%

 Fertilizers & Agricultural Chemicals - 0.4%

 74,700

 The Mosaic Co.

 $

 4,130,163

 Industrial Gases - 1.1%

 82,800

 Praxair, Inc.

 $

 9,492,192

 Diversified Metals & Mining - 2.0%

 453,200

 Freeport-McMoRan Copper & Gold, Inc.

 $

 17,239,728

 Total Materials

 $

 30,862,083

 Capital Goods - 9.6%

 Aerospace & Defense - 5.6%

 112,900

 Precision Castparts Corp.

 $

 19,520,410

 347,700

 Textron, Inc.

 9,676,491

 230,940

 United Technologies Corp.

 19,154,164

 $

 48,351,065

 Construction & Engineering - 1.2%

 295,500

 KBR, Inc.

 $

 10,505,025

 Electrical Components & Equipment - 0.4%

 46,200

 Rockwell Automation, Inc.

 $

 3,682,140

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 33,000

 Cummins, Inc.

 $

 3,961,320

 538,500

 The Manitowoc Co, Inc.

 7,463,610

 $

 11,424,930

 Industrial Machinery - 1.1%

 128,000

 SPX Corp.

 $

 9,923,840

 Total Capital Goods

 $

 83,887,000

 Transportation - 0.9%

 Air Freight & Logistics - 0.9%

 86,400

 FedEx Corp.

 $

 7,945,344

 Total Transportation

 $

 7,945,344

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 1.2%

 226,500

 Johnson Controls, Inc.

 $

 7,356,720

 64,300

 Lear Corp.

 2,989,307

 $

 10,346,027

 Total Automobiles & Components

 $

 10,346,027

 Consumer Services - 7.6%

 Casinos & Gaming - 2.2%

 335,890

 Las Vegas Sands Corp.

 $

 19,337,187

 Hotels, Resorts & Cruise Lines - 2.2%

 378,600

 Royal Caribbean Cruises, Ltd.

 $

 11,142,198

 142,200

 Starwood Hotels & Resorts Worldwide, Inc.

 8,021,502

 $

 19,163,700

 Restaurants - 3.2%

 154,900

 McDonald's Corp.

 $

 15,195,690

 216,100

 Starbucks Corp.

 12,077,829

 $

 27,273,519

 Total Consumer Services

 $

 65,774,406

 Media - 1.5%

 Cable & Satellite - 1.5%

 448,000

 Comcast Corp.

 $

 13,444,480

 Total Media

 $

 13,444,480

 Retailing - 1.4%

 Internet Retail - 1.4%

 60,900

 Amazon.com, Inc. *

 $

 12,332,859

 Total Retailing

 $

 12,332,859

 Food & Staples Retailing - 2.7%

 Drug Retail - 2.7%

 518,420

 CVS Caremark Corp.

 $

 23,225,216

 Total Food & Staples Retailing

 $

 23,225,216

 Food, Beverage & Tobacco - 5.8%

 Brewers - 1.1%

 125,000

 Anheuser-Busch InBev NV (A.D.R.)

 $

 9,090,000

 Soft Drinks - 1.9%

 205,000

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 16,865,350

 Packaged Foods & Meats - 1.3%

 174,700

 Nestle SA (A.D.R.)

 $

 11,006,100

 Tobacco - 1.5%

 430,000

 Altria Group, Inc.

 $

 13,274,100

 Total Food, Beverage & Tobacco

 $

 50,235,550

 Household & Personal Products - 3.4%

 Household Products - 1.9%

 167,000

 Colgate-Palmolive Co.

 $

 16,329,260

 Personal Products - 1.5%

 208,000

 The Estee Lauder Companies, Inc.

 $

 12,883,520

 Total Household & Personal Products

 $

 29,212,780

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.9%

 408,442

 Insulet Corp. *

 $

 7,817,580

 Total Health Care Equipment & Services

 $

 7,817,580

 Pharmaceuticals, Biotechnology & Life Sciences - 13.0%

 Biotechnology - 5.9%

 201,000

 Alexion Pharmaceuticals, Inc. *

 $

 18,664,860

 174,100

 Celgene Corp. *

 13,496,232

 453,700

 Vertex Pharmaceuticals, Inc. *

 18,606,237

 $

 50,767,329

 Pharmaceuticals - 7.1%

 157,900

 Allergan, Inc./United States

 $

 15,068,397

 95,000

 Medicis Pharmaceutical Corp.

 3,571,050

 300,000

 Mylan, Inc./PA *

 7,035,000

 145,000

 Salix Pharmaceuticals, Ltd. *

 7,612,500

 128,500

 Shire Plc (A.D.R.)

 12,175,375

 365,000

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 16,446,900

 $

 61,909,222

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 112,676,551

 Diversified Financials - 5.1%

 Other Diversified Financial Services - 2.0%

 344,570

 Citigroup, Inc.

 $

 12,594,034

 94,900

 JPMorgan Chase & Co.

 4,363,502

 $

 16,957,536

 Consumer Finance - 3.1%

 166,979

 American Express Co.

 $

 9,661,405

 316,281

 Capital One Financial Corp.

 17,629,503

 $

 27,290,908

 Total Diversified Financials

 $

 44,248,444

 Software & Services - 6.8%

 Data Processing & Outsourced Services - 2.2%

 44,440

 Mastercard, Inc.

 $

 18,688,798

 Application Software - 2.8%

 138,500

 Informatica Corp. *

 $

 7,326,650

 561,500

 TIBCO Software, Inc. *

 17,125,750

 $

 24,452,400

 Systems Software - 1.8%

 539,050

 Oracle Corp.

 $

 15,718,698

 Total Software & Services

 $

 58,859,896

 Technology Hardware & Equipment - 18.4%

 Communications Equipment - 5.3%

 660,000

 Cisco Systems, Inc.

 $

 13,959,000

 67,900

 F5 Networks, Inc. *

 9,163,784

 332,600

 QUALCOMM, Inc.

 22,623,452

 $

 45,746,236

 Computer Hardware - 6.3%

 91,520

 Apple, Inc. *

 $

 54,863,493

 Computer Storage & Peripherals - 6.8%

 1,243,100

 EMC Corp./MA *

 $

 37,143,828

 301,000

 NetApp, Inc. *

 13,475,770

 207,100

 Western Digital Corp. *

 8,571,869

 $

 59,191,467

 Total Technology Hardware & Equipment

 $

 159,801,196

 Semiconductors & Semiconductor Equipment - 4.9%

 Semiconductor Equipment - 0.8%

 131,200

 ASML Holding NV (A.D.R.)

 $

 6,578,368

 Semiconductors - 4.1%

 166,200

 Analog Devices, Inc.

 $

 6,714,480

 506,600

 Broadcom Corp.

 19,909,380

 271,700

 Texas Instruments, Inc.

 9,131,837

 $

 35,755,697

 Total Semiconductors & Semiconductor Equipment

 $

 42,334,065

 TOTAL COMMON STOCKS

 (Cost $618,649,117)

 $

 830,639,328

 TOTAL INVESTMENT IN SECURITIES - 96.0%

 (Cost $622,766,242) (a)

 $

 834,294,328

 OTHER ASSETS & LIABILITIES - 4.0%

 $

 34,845,469

 TOTAL NET ASSETS - 100.0%

 $

 869,139,797

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $624,312,744 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 243,524,788

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (33,543,204)

 Net unrealized gain

 $

 209,981,584

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bond

$
-

$
3,655,000

$
-

$
3,655,000

 Common Stocks

830,639,328

-

-

830,639,328

 Total

$
830,639,328

$
3,655,000

$
-

$
834,294,328

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Independence Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.